Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Schedule of future minimum annual commitments under these operating leases

	Years
	Ending
Years Ending December 31	December 31	Amount

	(in thousands)
2022		$69,329
2023		58,744
2024		37,850
2025		28,203
2026		20,345
Thereafter		25,716
Total		$240,187